Financial Items (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Financial Items
The detail of financial income and other items, net in 2020, 2019 and 2018 was as follows:

		2020	2019	2018
Effects of amortized cost on assets and liabilities and others, net 1	$	(122)	(59)	(59)
Results from financial instruments, net (notes 14.2 and 17.4)		(17)	(1)	39
Foreign exchange results		6	(32)	10
Financial income		20	21	18
Others		3	—	(10)

	$	(110)	(71)	(2)